united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 10/31/18

Item 1. Reports to Stockholders.

Anfield Capital Diversified Alternatives ETF

DALT

October 31, 2018

Semi-Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.RegentsParkFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

November 2018

Semi-Annual Letter to Shareholders of the Anfield Capital Diversified Alternatives ETF (DALT)

Principal Investment Strategy

DALT is an actively managed ETF and seeks to achieve its investment objective (growth and income) by investing primarily in alternative asset classes and securities that represent sectors, market segments or asset classes that do not represent the general investment universe. The Fund will implement this strategy primarily through investments in unaffiliated ETFs, closed-end funds (“CEFs”), business development companies (“BDCs”) and real estate investment trusts (“REITs”). The market segments and sectors represented in these securities will typically have a lower correlation to the general equity and fixed income markets and whose performance and volatility is affected by factors different from those that determine the direction of the equity and fixed income markets.

Alternative sectors and asset class categories may include but are not limited to:

●	Frontier technology companies at the forefront of major technical innovations in computing, medical sciences and nano-technology

●	Companies in frontier markets or involved in infrastructure development and resource exploitation

●	Traditional alternatives such as private equity, private debt, and hedge funds

●	Long and short positions (including leveraged positions) in stocks, bonds, cash, and derivatives (futures, options, and forward contracts) on individual securities and indices

●	Energy and commodity related securities

●	Long and short volatility strategies

●	Multi-asset / market neutral

●	Absolute return / macro & event driven.

●	Real Estate

The Anfield Capital Diversified Alternatives ETF now has thirteen months of performance history, and overall we are satisfied with the results thus far and are optimistic about what the future holds for this Fund.

Since its inception, DALT has returned -0.95% net of fees, generally in line with a blend of 50% All Country World [Equity] Index and 50% Bloomberg Barclays Global Aggregate Bond Index, which has returned -0.55% for the same period. Over the six month period ended October 31, 2018, the Fund returned -1.98%. DALT has already gone through two very volatile market environments—one in February’s correction and another in the very recent October sell-off. In these instances, DALT experienced more of the sharp market volatility spikes than we expected—part of this was due to the Fund’s composition, but we also believe the current disorderly and disconnected state of global financial markets was a primary contributor.

Historically low interest rates around the world have pushed return and yield hungry investors into riskier asset classes—equities, high yield bonds, and real estate, for example—with the result that when a “risk-off” event occurs, all risk assets sell off in tandem, even if there isn’t a clear catalyst for each asset class.

The three month period from August through October 2018 was a roller coaster for financial assets across the board as trade tensions, rising US interest rates, and geopolitical uncertainty wiped out most, if not all, of 2018’s gains—global equities fell almost 7 percent and global bonds fell almost 2 percent. In this volatile market environment, DALT also gave up its year-to-date gains, as our allocations to real estate, frontier technology, and commodities hurt overall performance. Prior to this sell off, our frontier technology and private equity / business development positions were outperformers and led DALT’s summer performance.

We are carefully monitoring DALT’s holdings and are actively looking for investment opportunities, especially as financial markets begin to level off. DALT remains on track to meet its investment objective (capital growth and income) and its goal of adding value to shareholders’ portfolios. The Portfolio Management team continues to actively adjust DALT exposures to mitigate the performance impact of these volatile and undifferentiated markets. We continue to believe that alternative assets play a crucial part in any well-diversified portfolio, despite a couple of challenging months this year.

Economic and Financial Market Commentary

●	Stocks took a beating in October as the Dow Jones, S&P, and Nasdaq indices shed 6%, 7% and 9% for the month, respectively. Of the 500 stocks in the S&P 500, nearly 400 saw declines.

●	US Treasury yields tumbled in late October due to a decline in inflation expectations—despite a 25% surge in oil prices—and a quest for safe havens amid plunging stock prices.

●	FactSet Research reported that, with 48% of the companies in the S&P 500 reporting results for the third quarter (as of the end of October 2018), 77% of companies have reported a positive EPS surprise. The blended earnings growth rate for the S&P 500 was on track for 22.5% average growth for the quarter, which would mark the third highest earnings growth since Q3 2010.

●	The burden of servicing the US budget nearly doubled in October, to $779 Billion, an all-time high. The increase, attributed largely to tax cuts and defense outlays, was on track to reach $895 billion in November—$222 billion or 39% more than the previous year. Meanwhile, the US federal debt increased by $1.80 trillion in fiscal year 2018, according to data released by the Treasury Department.

●	Despite growing fears about the debt problem, the US economy expanded at a 3.5% pace in the third quarter of 2018 thanks to consumer spending, restocking of businesses inventories and governments expenditures, marking the strongest back-to-back quarters of growth since 2014, according to the Commerce Department.

●	The IMF issued its report on global growth downgrades led by China, which is expected to slow by 0.20% to 6.2%. Emerging market and developing economies’ growth was downgraded 0.20% and 0.40% in 2018 and 2019, respectively, as the report warned that growth in major economies has peaked.

●	Growth in the Eurozone, meanwhile, fell to its slowest pace in more than four years, according to Bloomberg. Following a rally sparked after Moody’s cut Italian debt ratings less than the markets feared (one notch above junk—Baa3), the euro weakened on the news that German business activity slowed to its lowest rate in nearly four years as France’s manufacturing PMI index hit a 25-month low.

●	The Bank of Japan held interest rates at -0.1% while trimming its inflation forecasts. It also vowed to purchase 10-year Japanese government bonds to maintain the yield at “around zero percent.” In doing so, Tokyo will drift further behind the rest of the developed world in policy normalizing in its battle to stoke inflation in line with its 2% target.

On behalf of the entire staff at Anfield Capital Management and Regents Park Funds, we thank you for your continued support.

David Young, CFA

CEO & Founder

[8574-NLD-12/18/2018]

Anfield Capital Diversified Alternatives ETF
PORTFOLIO REVIEW (Unaudited)
October 31, 2018

The Fund’s performance figures(*) for the periods ended October 31, 2018, compared to its benchmark:

			Since
	Six Month	One Year	Inception ****
Anfield Capital Diversified Alternatives ETF - NAV	(1.98)%	(1.91)%	(0.95)%
Anfield Capital Diversified Alternatives ETF - Market Price	(1.88)%	(1.81)%	(0.95)%
Bloomberg Barclays Global Aggregate Bond Index **	(3.21)%	(2.05)%	(2.23)%
MSCI All Country World Equity Index ***	(3.94)%	(0.52)%	1.42%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 30, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses) will not exceed 1.30% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	The MSCI All Country World Equity Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The index is maintained by Morgan Stanley Capital International (MSCI), and is comprised of stocks from both developed and emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

****	As of the close of business on the day of commencement of trading on September 29, 2017.

Portfolio Composition as of October 31, 2018:

Sectors	Percentage of Net Assets
Closed-End Fund	15.0%
Listed Business Development Companies	12.5%
Real Estate	12.2%
Healthcare	8.2%
Equity Hedged Diversified	4.2%
Preferred	4.2%
Technology	4.2%
Broad Market	4.1%
Index Related	4.1%
International	4.1%
Other Assets Less Liabilities	27.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Anfield Capital Diversified Alternatives ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2018

Shares		Fair Value

	COMMON STOCKS - 16.4%
	FINANCIALS - 3.9%
41,029	Blackstone Group LP	$1,327,698

	LISTED BUSINESS DEVELOPMENT COMPANIES - 12.5%
85,654	Ares Capital Corp.	1,469,823
36,535	Main Street Capital Corp.	1,363,852
130,063	Oxford Lane Capital Corp.	1,347,453
		4,181,128
	TOTAL COMMON STOCK (Cost $5,605,466)	5,508,826

	EXCHANGE TRADED FUNDS - 79.7%
	BROAD MARKET - 4.1%
16,692	iShares Edge MSCI USA Size Factor ETF	1,382,849

	CLOSED-END FUNDS - 15.0%
62,061	AllianzGI Equity & Convertible Income Fund	1,241,841
72,859	Cushing Renaissance Fund	1,191,973
90,831	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,333,399
181,114	Nuveen All Cap Energy MLP Opportunities Fund	1,242,442
		5,009,655
	EMERGING MARKETS - 3.9%
48,592	iShares MSCI Frontier 100 ETF	1,315,385

	EQUITY HEDGE DIVERSIFIED - 4.2%
36,436	First Trust Exchange-Traded Fund III-First Trust	1,402,141

	GLOBAL ALLOCATION - 4.0%
81,368	Arrow Dow Jones Global Yield ETF	1,344,289

	HEALTHCARE - 8.2%
24,057	iShares Global Healthcare ETF	1,420,085
25,886	Invesco Dynamic Biotechnology & Genome ETF	1,326,471
		2,746,556
	INDEX RELATED - 4.1%
27,105	SPDR Bloomberg Barclays Convertible Securities ETF	1,361,755

	INTERNATIONAL - 4.1%
45,758	iShares MSCI Saudi Arabia ETF	1,359,928

	LARGE-CAP - 4.1%
64,883	Invesco S&P 500 BuyWrite ETF	1,391,740

	MATERIALS - 3.8%
20,991	iShares Global Materials ETF	1,282,760

	PREFERRED - 4.2%
38,189	iShares US Preferred Stock ETF	1,380,150

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 79.7% (Continued)
	REAL ESTATE - 12.2%
54,990	IQ US Real Estate Small Cap ETF	$1,349,064
31,934	iShares Mortgage Real Estate ETF	1,363,262
17,774	Vanguard Real Estate ETF	1,392,060
		4,104,386
	TECHNOLOGY - 4.2%
27,058	First Trust Cloud Computing ETF	1,406,475

	UNITED STATES - 3.6%
29,318	ProShares Long Online/Short Stores ETF *	1,215,817

	TOTAL EXCHANGE TRADED FUNDS (Cost $28,552,805)	26,703,886

	REAL ESTATE INVESTMENT TRUST (REIT) - 3.6%
22,935	CyrusOne, Inc.	1,220,830
	TOTAL REAL ESTATE INVESTMENT TRUST (REIT) (Cost $1,348,352)	1,220,830

	TOTAL INVESTMENTS - 99.7% (Cost $35,506,623)	$33,433,542
	OTHER ASSETS LESS LIABILITIES - 0.3%	86,893
	NET ASSETS - 100.0%	$33,520,435

ETF - Exchange Traded Fund

LP - Limited Partnership

*	Non-income producing securities.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2018

ASSETS
Investment securities:
At cost	$35,506,623
At fair value	$33,433,542
Cash	64,328
Dividends receivable	66,846
Prepaid expenses and other assets	1,680
TOTAL ASSETS	33,566,396

LIABILITIES
Investment advisory fees payable	17,807
Trustee fees payable	3,089
Payable to related parties	1,177
Accrued expenses and other liabilities	23,888
TOTAL LIABILITIES	45,961
NET ASSETS	$33,520,435

Net Assets Consist Of:
Paid in capital (a)	$35,740,320
Accumulated Earnings(losses)	(2,219,885)
NET ASSETS	$33,520,435

Net Asset Value Per Share:
Shares:
Net Assets	$33,520,435
Shares of beneficial interest outstanding (a)	3,475,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.65

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2018

INVESTMENT INCOME
Dividends	$738,170
TOTAL INVESTMENT INCOME	738,170

EXPENSES
Investment advisory fees	126,477
Legal Fees	28,679
Administrative services fees	18,150
Compliance officer fees	12,460
Printing and postage expenses	12,082
Audit Fees	8,001
Custodian fees	6,304
Transfer agent fees	5,163
Trustees’ fees and expenses	3,395
Insurance expense	822
Other expenses	4,065
TOTAL EXPENSES	225,598
Less: Fees waived and expenses reimbursed by the Advisor	(19,797)
NET EXPENSES	205,801

NET INVESTMENT INCOME	532,369

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from investments and foreign currency transactions	(308,395)
Net change in unrealized depreciation on investments	(1,186,148)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,494,543)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(962,174)

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	October 31, 2018	Period Ended
	(Unaudited)	April 30, 2018 *
FROM OPERATIONS
Net investment income	$532,369	$280,237
Distributions of realized gains by underlying investment companies	—	4,261
Net realized loss from investments and foreign currency transactions	(308,395)	—
Net change in unrealized depreciation on investments	(1,186,148)	(886,933)
Net decrease in net assets resulting from operations	(962,174)	(602,435)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(271,057)
Total Distributions Paid **	(411,243)	—
Net decrease in net assets from distributions to shareholders	(411,243)	(271,057)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	9,471,507	26,295,837
Net increase in net assets from shares of beneficial interest	9,471,507	26,295,837

TOTAL INCREASE IN NET ASSETS	8,098,090	25,422,345

NET ASSETS
Beginning of Period	25,422,345	—
End of Period ***	$33,520,435	$25,422,345

SHARE ACTIVITY
Shares Sold	925,000	2,550,000
Net increase in shares from beneficial interest outstanding	925,000	2,550,000

*	The Anfield Capital Diversified Alternatives ETF commenced operations on September 28, 2017.

**	Distributions from net investment income and net realized capital gains are combined for the period ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

***	Net Assets - End of Period includes distributions in excess of net investment income of $36,582 for Anfield Capital Diversified Alternatives ETF as of April 30, 2018.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	For the
	Six Months Ended	For the
	October 31, 2018	Period Ended
	(Unaudited)	April 30, 2018 (a)

Net asset value, beginning of period	$9.97	$10.00
Activity from investment operations:
Net investment income (b)	0.17	0.17
Net realized and unrealized loss on investments	(0.36)	(0.02)
Total from investment operations	(0.19)	0.15
Less distributions from:
Net investment income	(0.13)	(0.18)
Total distributions	(0.13)	(0.18)
Net asset value, end of period	$9.65	$9.97
Market price, end of period	$9.66	$9.97
Total return (c)(d)(e)	(1.98)%	0.96	% (f)
Market Price Total return (c)(d)(e)	(1.88)%	0.86%
Net assets, end of period (000s)	$33,520	$25,422
Ratio of gross expenses to average net assets (g)(h)	1.43%	2.13%
Ratio of net expenses to average net assets (g)	1.30%	1.30%
Ratio of net investment income to average net assets (g)(i)	3.36%	2.83%
Portfolio Turnover Rate (e)	28%	0%

(a)	The Anfield Capital Diversified Alternatives ETF shares commenced operations on September 28, 2017.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Represents total return based on net asset values per share from commencement of investment operations on September 28, 2017 through April 30, 2018. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on September 29, 2017 through April 30, 2018 was 0.96%.

(g)	Annualized.

(h)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2018

(1)	ORGANIZATION

The Anfield Capital Diversified Alternatives ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 28, 2017. The Fund is an actively managed exchange traded fund (“ETF”) that is a fund of funds. The Fund’s investment objective is to seek capital growth and income. It seeks to achieve its investment objective by investing primarily in alternative asset classes and securities that represent sectors, market segments or asset classes that do not represent the general investment universe.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm, as needed, to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs, are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,508,826	$—	$—	$5,508,826
Exchange Traded Funds	26,703,886	—	—	26,703,886
Real Estate Investment Trust (REIT)	1,220,830	—	—	1,220,830
Total	$33,433,542	$—	$—	$33,433,542

There were no transfers into or out of Level 1 and Level 2 during the reporting period. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions expected to be taken in the Fund’s open tax year ended April 30, 2018 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months period ended October 31, 2018, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $8,742,197 and $8,434,450. For the six months period ended October 31, 2018, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $9,383,641 and $0.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns Regents Park. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the six month period ended October 31, 2018, the Fund incurred Advisory Fees of $126,477.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a 92% majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and does not impact the financial statements of the fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least September 30, 2019 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders.

For the six months period ended October 31, 2018 the Adviser waived fees in the amount of $19,797. As of the Fund’s most recent fiscal year end, April 30, 2018, fee waivers subject to recoupment by the Adviser was $82,170 expiring during the fiscal year ending April 30, 2021.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,470,041 for the Anfield Capital Diversified Alternatives ETF, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$228,064
Gross unrealized depreciation:	$(2,264,563)
Net unrealized depreciation:	$(2,036,499)

The tax character of distributions paid during the period ended April 30, 2018 is as follows:

Period Ended
April 30, 2018
Ordinary Income	$266,953
Long-Term Capital Gain	4,104
Return of Capital	—
$271,057

As of April 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
	$3,883	$—	$—	$—	$(850,351)	$(846,468)

The difference between book basis and tax basis undistributed net investment income/(loss) and unrealized depreciation from investments is primarily attributable to tax adjustments for partnerships.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of the reclass of Fund distributions, non-deductible expenses, and tax adjustments for partnerships resulted in reclassifications for the Fund for the fiscal year ended April 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(27,024)	$27,402	$(378)

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPLE INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to authorized participant concentration risk, commodity risk, convertible securities risk, cybersecurity risk, derivatives risk, emerging markets risk, energy risks, foreign securities risk, futures risk, gap risk, leverage risk, limited history of operations risk, management risk, newly-formed company risk, options risk, preferred stock risk, REITs risk, securities market risk, and small and medium capitalization stock risk.

Underlying Fund Risk – Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

BDC Risk – BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

●	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Anfield Capital Diversified Alternatives ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2018

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

(8)	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Capital Diversified Alternatives ETF
EXPENSE EXAMPLES (Unaudited)
October 31, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from May 1, 2018 to October 31, 2018 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	5/1/18	10/31/18	5/1/18-10/31/18*	5/1/18-10/31/18
	$1,000.00	$980.20	$6.49	1.30%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	5/1/18	10/31/18	5/1/18-10/31/18*	5/1/18-10/31/18
	$1,000.00	$1,018.65	$6.61	1.30%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/3/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 1/3/2019

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 1/3/2019